financial instruments - Contract assets (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Credit risk
Contract assets	$ 898	$ 908	$ 877
Cost/Gross amount
Credit risk
Contract assets	929	943
Allowance for doubtful accounts
Credit risk
Contract assets	(31)	(35)
The 12-month period ending one year hence
Credit risk
Contract assets	595	588
The 12-month period ending one year hence | Cost/Gross amount
Credit risk
Contract assets	616	611
The 12-month period ending one year hence | Allowance for doubtful accounts
Credit risk
Contract assets	(21)	(23)
The 12-month period ending two years hence
Credit risk
Contract assets	250	266
The 12-month period ending two years hence | Cost/Gross amount
Credit risk
Contract assets	259	277
The 12-month period ending two years hence | Allowance for doubtful accounts
Credit risk
Contract assets	(9)	(11)
Thereafter
Credit risk
Contract assets	53	54
Thereafter | Cost/Gross amount
Credit risk
Contract assets	54	55
Thereafter | Allowance for doubtful accounts
Credit risk
Contract assets	$ (1)	$ (1)